Other non-current non-financial assets (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of other non-current non-financial assets [Line Items]
Other non-current non-financial assets	₨ 3,545	$ 38	₨ 1,696
Deferred contract costs [Member]
Disclosure of other non-current non-financial assets [Line Items]
Other non-current non-financial assets	4		6
Capital advances [Member]
Disclosure of other non-current non-financial assets [Line Items]
Other non-current non-financial assets	2,995		1,293
Non-current prepayments [Member]
Disclosure of other non-current non-financial assets [Line Items]
Other non-current non-financial assets	481		331
Non-current receivables from taxes other than income tax [Member]
Disclosure of other non-current non-financial assets [Line Items]
Other non-current non-financial assets	₨ 65		₨ 66